REAL ESTATE INVENTORY (Tables)	12 Months Ended
Jun. 30, 2023
REAL ESTATE INVENTORY
Schedule of real estate inventory

Real estate inventory consisted of the following as of June 30, 2023 and 2022 (in thousands):

	June 30,
	2023	2022
Real estate, including land	¥10,089,739	¥8,192,861
Construction in progress	311,901	652,918
Real estate inventory	¥10,401,640	¥8,845,779